Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Registrant Name	BRB FOODS INC.
Entity Central Index Key	0001976870
Document Type	POS AM
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Document Period End Date	Dec. 31, 2025
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	92-1196935